OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	$ 2,132	$ 1,159
Government authorities	2,317	1,081
Restricted deposits	0	149
Related parties	1,022	447
Other	773	583
Prepaid Expense and Other Assets, Current, Total	$ 6,244	$ 3,419